SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subscription Agreements Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts	$ 2,414,595	$ 2,308,638	$ 1,898,468
Subscription Agreements Two [Member] | Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts		2,308,638	1,898,468
Subscription Agreements Two [Member] | Accredited Investors [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts	$ 2,414,595	2,308,638
Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts			311,693
Subscription Agreements [Member] | Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts			311,693
Subscription Agreements [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts